Operating lease obligation (Tables)	6 Months Ended
Jun. 30, 2026
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Current portion	59	20	15
	59	20	15

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, 2026 is as follows:

Twelve months ending June 30,	Minimum lease payment
S$’000

2027	20
Total future lease payment	20
Amount representing interest	-
Present value of operating lease liabilities	20
Less: current portion	(20)
Non-current portion	-

Summary of supplemental operating lease

The following summarizes other supplemental information about the Company’s operating leases as of June 30, 2026 and December 31, 2025:

	December 31, 2025	June 30, 2026
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	0.83	0.33